Vanguard® U.S. Growth Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.5%)
Communication Services (11.5%)
*	Alphabet Inc. Class C	12,702,941	1,567,162
*	Trade Desk Inc. Class A	9,602,341	672,932
*	Meta Platforms Inc. Class A	1,839,827	487,039
*	Netflix Inc.	1,181,012	466,771
*	Alphabet Inc. Class A	2,557,704	314,265
*	ZoomInfo Technologies Inc. Class A	7,040,248	174,105
*	Roblox Corp. Class A	3,854,312	161,342
*	Pinterest Inc. Class A	4,265,287	102,111
*	Roku Inc.	1,677,768	97,646
*	T-Mobile US Inc.	492,671	67,619
*	Snap Inc. Class A	5,293,965	53,999
			4,164,991
Consumer Discretionary (17.9%)
*	Amazon.com Inc.	19,160,187	2,310,335
*	Tesla Inc.	4,650,170	948,309
*	MercadoLibre Inc.	314,710	389,926
*	Lululemon Athletica Inc.	920,210	305,445
	LVMH Moet Hennessy Louis Vuitton SE	321,301	280,923
*	Airbnb Inc. Class A	2,473,839	271,553
	NIKE Inc. Class B	2,153,053	226,630
*	Duolingo Inc.	1,448,472	216,648
	TJX Cos. Inc.	2,818,452	216,429
*	DoorDash Inc. Class A	3,173,983	207,229
	Hilton Worldwide Holdings Inc.	1,267,538	172,537
*	Chewy Inc. Class A	4,065,368	119,888
	Marriott International Inc. Class A	651,469	109,310
	Home Depot Inc.	349,211	98,984
*,1	Wayfair Inc. Class A	2,404,550	96,952
*	Chipotle Mexican Grill Inc. Class A	45,645	94,782
*	Ulta Beauty Inc.	200,584	82,205
*,1	Mobileye Global Inc. Class A	1,794,859	79,997
*,2	Dr. Ing Hc F Porsche AG Preference Shares	587,957	73,204
*	Coursera Inc.	5,332,091	67,504
	Starbucks Corp.	468,482	45,743
*	Chegg Inc.	3,558,917	31,959
*	Etsy Inc.	322,774	26,161
*	Sweetgreen Inc. Class A	2,544,318	24,247
*,1	Rivian Automotive Inc. Class A	1,612,154	23,747
			6,520,647
Consumer Staples (1.7%)
	Costco Wholesale Corp.	442,533	226,382
	L'Oreal SA (XPAR)	367,181	157,207

		Shares	Market Value ($000)
	Constellation Brands Inc. Class A	627,907	152,563
	Estee Lauder Cos. Inc. Class A	499,074	91,845
			627,997
Energy (0.4%)
	Schlumberger NV	3,498,693	149,849
Financials (10.5%)
	Mastercard Inc. Class A	2,964,845	1,082,228
	Visa Inc. Class A	2,702,280	597,285
*,2	Adyen NV	184,695	302,501
*	FleetCor Technologies Inc.	1,219,686	276,320
	S&P Global Inc.	714,986	262,707
	American Express Co.	1,321,790	209,583
*	Block Inc. (XNYS)	2,546,127	153,761
	Marsh & McLennan Cos. Inc.	874,735	151,487
	Global Payments Inc.	1,428,173	139,518
	Blackstone Inc.	1,618,954	138,647
	Progressive Corp.	1,003,687	128,382
	MarketAxess Holdings Inc.	429,704	117,056
	MSCI Inc. Class A	216,172	101,715
*,1	Affirm Holdings Inc.	3,316,182	49,278
	Moody's Corp.	150,212	47,599
*,1	Lemonade Inc.	2,251,312	39,668
			3,797,735
Health Care (12.3%)
	UnitedHealth Group Inc.	1,308,553	637,579
	Eli Lilly & Co.	1,065,876	457,751
*	Moderna Inc.	2,965,966	378,784
	Zoetis Inc.	1,438,952	234,564
*	Illumina Inc.	1,187,568	233,535
	Novo Nordisk A/S ADR	1,355,518	217,506
*	Boston Scientific Corp.	4,166,359	214,484
*	Intuitive Surgical Inc.	669,073	205,968
*	Alnylam Pharmaceuticals Inc.	1,039,111	192,246
	Stryker Corp.	651,514	179,544
*	Insulet Corp.	568,339	155,867
	AstraZeneca plc ADR	1,976,311	144,429
*	Novocure Ltd.	1,912,645	137,347
*	Vertex Pharmaceuticals Inc.	414,035	133,969
	Danaher Corp.	581,866	133,608
*	Denali Therapeutics Inc.	3,920,479	118,477
	Elevance Health Inc.	263,309	117,915
*	Penumbra Inc.	349,056	107,279
*	Align Technology Inc.	343,770	97,170
*	Mettler-Toledo International Inc.	65,845	87,039
	Thermo Fisher Scientific Inc.	156,986	79,821
*	10X Genomics Inc. Class A	1,488,168	78,069
*	Doximity Inc. Class A	1,904,644	58,415
*	Recursion Pharmaceuticals Inc. Class A	3,973,231	34,845
*,1	Sana Biotechnology Inc.	2,456,509	14,788
*,3	ABIOMED Inc. CVR	718,252	733
			4,451,732
Industrials (5.3%)
*	Uber Technologies Inc.	13,040,241	494,616
*	CoStar Group Inc.	3,481,045	276,395
	TransUnion	3,267,061	235,163
	Watsco Inc.	654,057	212,157

		Shares	Market Value ($000)
	Equifax Inc.	975,986	203,610
*	Copart Inc.	1,409,696	123,475
	General Dynamics Corp.	588,484	120,157
*	Ceridian HCM Holding Inc.	1,838,276	113,698
	Airbus SE ADR	3,209,396	105,268
	IDEX Corp.	212,343	42,290
			1,926,829
Information Technology (37.6%)
	Microsoft Corp.	9,594,481	3,150,732
	Apple Inc.	15,373,100	2,724,882
	NVIDIA Corp.	5,803,891	2,195,844
*	Advanced Micro Devices Inc.	6,106,617	721,863
*	Shopify Inc. Class A (XTSE)	11,076,451	633,462
*	Salesforce Inc.	1,886,796	421,472
*	Snowflake Inc. Class A	2,081,546	344,204
*	Adobe Inc.	795,113	332,190
*	Atlassian Corp. Ltd. Class A	1,334,996	241,354
*	MongoDB Inc. Class A	802,284	235,703
*	Cloudflare Inc. Class A	3,364,558	232,693
*	Workday Inc. Class A	1,065,424	225,859
*	ServiceNow Inc.	361,493	196,934
	Monolithic Power Systems Inc.	378,283	185,325
*	Cadence Design Systems Inc.	786,959	181,717
	ASML Holding NV GDR (Registered)	242,617	175,395
	Microchip Technology Inc.	2,324,779	174,963
*	Datadog Inc. Class A	1,658,739	157,431
*	Okta Inc.	1,721,564	156,490
*	Twilio Inc. Class A	2,088,632	145,411
	Broadcom Inc.	172,153	139,093
	Intuit Inc.	309,281	129,626
*	HashiCorp Inc. Class A	3,097,005	106,351
*	Zoom Video Communications Inc. Class A	1,409,524	94,621
*	Crowdstrike Holdings Inc. Class A	544,645	87,214
*	VeriSign Inc.	362,519	80,958
*	HubSpot Inc.	148,856	77,106
	Micron Technology Inc.	795,975	54,286
*	ANSYS Inc.	92,117	29,808
*	nCino Inc.	1,009,089	27,740
			13,660,727
Materials (0.1%)
*,1	Ginkgo Bioworks Holdings Inc.	18,631,948	29,438
Real Estate (1.2%)
	American Tower Corp.	1,513,596	279,167
	Equinix Inc.	164,847	122,902
*	Redfin Corp.	4,448,817	43,554
			445,623
Total Common Stocks (Cost $24,845,752)			35,775,568
Temporary Cash Investments (2.0%)
Money Market Fund (1.5%)
[4,5]	Vanguard Market Liquidity Fund, 5.125%	5,438,570	543,748

	Face Amount ($000)	Market Value ($000)
Repurchase Agreements (0.5%)
Bank of America Securities, LLC 5.050%, 6/1/23 (Dated 5/31/23, Repurchase Value $75,411,000, collateralized by U.S. Treasury Note/Bond 1.250%, 12/31/26, with a value of $76,908,000)	75,400	75,400
Societe Generale 5.050%, 6/1/23 (Dated 5/31/23, Repurchase Value $114,916,000, collateralized by Freddie Mac 5.000%, 4/1/53, and Ginnie Mae 2.625%–3.625%, 1/20/26–3/20/52, with a value of $117,198,000)	114,900	114,900
		190,300
Total Temporary Cash Investments (Cost $733,974)		734,048
Total Investments (100.5%) (Cost $25,579,726)		36,509,616
Other Assets and Liabilities—Net (-0.5%)		(167,995)
Net Assets (100%)		36,341,621
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $177,709,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, the aggregate value was $375,705,000, representing 1.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $192,947,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	327	68,515	(267)
E-mini S&P Mid-Cap 400 Index	June 2023	222	53,480	(1,351)
				(1,618)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	34,961,000	813,835	733	35,775,568
Temporary Cash Investments	543,748	190,300	—	734,048
Total	35,504,748	1,004,135	733	36,509,616
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,618	—	—	1,618
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.